Financial Instruments Not Accounted for at Fair Value (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Not Accounted for at Fair Value
The following table includes the estimated fair value and carrying value of those assets and liabilities where fair value approximates carrying value. The table excludes cash, cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities because the fair value approximates carrying value and, for accounts receivable and payable, are due in one year or less.

	December 31, 2025			June 30, 2026
	(in thousands)
	Fair Value Hierarchy	Carrying Amount (Liability)	Fair Value (Liability)	Fair Value Hierarchy	Carrying Amount (Liability)	Fair Value (Liability)
2024 Bonds (Note 8)	Level 2	$(140,000)	$(141,400)	Level 2	$(140,000)	$(140,175)
Secured term loan and revolving credit facilities (Note 7)	Level 2	$(767,885)	$(767,885)	Level 2	$(786,954)	$(786,954)